UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
      		IndexIQ Trust
      		800 Westchester avenue, Suite N611
      		Rye Broook, NY10573
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2.   The name of each series or class of securities
for which this Form is filed (If the Form is being
filed for all series and classes of securities of the
     issuer	 check the box but do not list series or classes): |x|


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3.   Investment Company Act File Number:

                   811- 22185	811-22185

          Securities Act File Number:
                   333- 149351


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4(a). Last day of fiscal year for which this Form is filed:

                	April 30, 2010

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4(b). |_| Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):      $ 	92,992,288

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:    $  (10,190,671)

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:    $0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:   $  (10,190,671)


     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:   $82,801,617



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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:        $0

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):    0.0000713


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter 0 if
            no fee is due):

          = $ 5,903.76


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6.   Prepaid Shares

     If the response to Item 5(i) was
 determined by deducting an amount of
     securities that were registered under
 the Securities Act of 1933 pursuant
     to rule 24e-2 as in effect before
October 11, 1997 then report the amount
     of securities (number of shares or
other units) deducted here: 0. If there
     is a number of shares or other units
 that were registered pursuant to rule
     24e-2 remaining unsold at the end
 of the fiscal year for which this form is
     filed that are available for use
by the issuer in future fiscal years then
     state that number here:
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year
    (see Instruction D):

   + $    0


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8.   Total of the amount of the registration fee
 due plus any interest due [line
     5(viii) plus line 7]:
   = $   5,903.76

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9.   Date the registration fee and
any interest payment was sent to the
     Commissions lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by
 the following persons on behalf of the
issuer and in the capacities and on
 the dates indicated.


By (Signature and Title)*

                               /S/  David Fogel
                              ------------------------------------------
                                     David Fogel
                                     Principal Financial Officer
Date:    	                     July 9, 2010

  *Please print the name and title of the
 signing officer below the signature.